Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Schedule Of Allowance For Expected Credit Losses Abstract
Beginning balance of the year/period	$ 465,974	$ 59,420	$ 2,668,186
(Reversal)/Provision	345,625	44,074	(2,202,718)
Exchange realignment	(2,966)	(378)	506
Ending balance of the year/period	$ 808,633	$ 103,116	$ 465,974